Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	December 31,
	2017	2016
Cash on hand	-	1
Cash at banks	2,756	162
Total	2,756	163